Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Long-term assets	$ 7,325	$ 7,509
Depreciation expense	1,238	1,177
General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	1,238	1,177
Outside United States | Maximum
Property, Plant and Equipment [Line Items]
Long-term assets	$ 1,000	$ 1,000